Income Taxes (Tables)	3 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Reconciliation of the expected income tax benefit (expense) computed using the federal statutory income tax rate to the Company's effective income tax rate

A reconciliation of the expected income tax benefit (expense) computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows for the years ended December 31, 2016, 2015 and 2014 (in thousands):

	2016	2015	2014
Income tax benefit computed at federal statutory tax rate	$(8,931)	$(8,494)	$(5,383)
Change in valuation allowance	9,287	9,002	5,675
General business credits	(572)	(661)	(386)
Other	216	153	94

Total	$—	$—	$—

Schedule of components of the Company's deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2016 and 2015 are as follows (in thousands):

	2016	2015
Net operating loss carryforwards	$27,518	$19,562
Depreciation and amortization	1,367	1,207
Stock-based compensation	597	260
Credit carryforwards	1,717	1,147
Prepaid expenses	—	—
Accrued liabilities	538	264

Total deferred tax assets	31,737	22,440
Valuation allowance	(31,737)	(22,440)

Net deferred tax asset	$—	$—